Cost of services (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cost of services
Wages and salaries	$ 219,890	$ 203,912	$ 191,660
Maintenance	184,246	157,740	147,923
Security and insurance	176,197	167,678	153,011
Utilities (electric, cleaning and water)	189,238	158,956	135,825
Building lease	45,181	41,031	38,265
Allowance for doubtful accounts	(10,561)	749	(1,103)
Cost of hotel service	65,034	58,607	42,742
Employee statutory profit sharing	1,568	2,121	2,411
Equipment lease, fees and others	110,272	109,347	125,399
Cost of services	$ 981,065	$ 900,141	$ 836,133